Product Sales to External Customers by Business Unit (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Net sales	¥ 3,800,271	¥ 3,727,252	¥ 3,731,380
Office Business Unit
Revenue, Major Customer [Line Items]
Net sales	2,108,246	2,075,788	1,993,898
Office Business Unit | Monochrome Copiers
Revenue, Major Customer [Line Items]
Net sales	328,061	322,398	312,973
Office Business Unit | Color Copiers
Revenue, Major Customer [Line Items]
Net sales	421,209	401,447	381,848
Office Business Unit | Printers
Revenue, Major Customer [Line Items]
Net sales	857,369	862,000	841,436
Office Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	501,607	489,943	457,641
Imaging System Business Unit
Revenue, Major Customer [Line Items]
Net sales	1,262,667	1,342,501	1,448,186
Imaging System Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	117,381	114,359	111,599
Imaging System Business Unit | Cameras
Revenue, Major Customer [Line Items]
Net sales	782,623	861,196	973,517
Imaging System Business Unit | Inkjet Printers
Revenue, Major Customer [Line Items]
Net sales	362,663	366,946	363,070
Industry and Others Business Unit
Revenue, Major Customer [Line Items]
Net sales	429,358	308,963	289,296
Industry and Others Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	305,471	218,568	227,180
Industry and Others Business Unit | Lithography Equipment
Revenue, Major Customer [Line Items]
Net sales	¥ 123,887	¥ 90,395	¥ 62,116